UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21471
Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
September 30, 2008

Shares	Description (1)	Value

	Common Stocks – 119.2% (68.3% of Total Investments)

	Aerospace & Defense – 7.6%

53,500	Lockheed Martin Corporation	$5,867,345
166,700	Raytheon Company	8,920,117

	Total Aerospace & Defense	14,787,462

	Capital Markets – 7.4%

311,400	JPMorgan Chase & Co.	14,542,378

	Commercial Banks – 4.6%

240,000	Wells Fargo & Company	9,007,200

	Commercial Services & Supplies – 7.0%

410,500	Pitney Bowes Inc.	13,653,230

	Communications Equipment – 4.0%

1,093,800	Motorola, Inc.	7,809,732

	Containers & Packaging – 2.4%

201,800	Packaging Corp. of America	4,677,724

	Diversified Financial Services – 2.4%

229,000	Citigroup Inc.	4,696,790

	Diversified Telecommunication Services – 12.0%

244,600	AT&T Inc.	6,829,232
343,000	KT Corporation, Sponsored ADR	5,758,970
235,000	Telecom Italia S.p.A., Sponsored ADR	2,667,250
256,500	Verizon Communications Inc.	8,231,085

	Total Diversified Telecommunication Services	23,486,537

	Electric Utilities – 4.1%

95,300	EDP – Energias de Portugal, S.A., Sponsored ADR	3,934,241
323,000	Korea Electric Power Corporation, Sponsored ADR	4,001,970

	Total Electric Utilities	7,936,211

	Food Products – 1.9%

114,806	Kraft Foods Inc.	3,759,897

	Household Durables – 2.7%

307,000	Newell Rubbermaid Inc.	5,298,820

	Household Products – 5.3%

160,000	Kimberly-Clark Corporation	10,374,400

	Industrial Conglomerates – 3.3%

250,000	General Electric Company	6,375,000

	Insurance – 6.1%

377,400	Genworth Financial Inc., Class A	3,249,414
210,600	Hartford Financial Services Group, Inc.	8,632,494

	Total Insurance	11,881,908

	Machinery – 2.3%

75,000	Caterpillar Inc.	4,470,000

	Media – 2.9%

200,000	CBS Corporation, Class B	2,916,000
168,100	Gannett Company Inc.	2,842,571

	Total Media	5,758,571

	Metals & Mining – 2.0%

41,000	POSCO, ADR	3,828,170

	Multi-Utilities – 1.8%

139,090	United Utilities PLC, Sponsored ADR	3,446,080

	Oil, Gas & Consumable Fuels – 14.0%

80,000	Chevron Corporation	6,598,400
113,400	ConocoPhillips	8,306,550
132,500	Eni S.p.A., Sponsored ADR	7,015,875
90,000	Total S.A., Sponsored ADR	5,461,200

	Total Oil, Gas & Consumable Fuels	27,382,025

	Paper & Forest Products – 4.3%

220,000	International Paper Company	5,759,600
270,200	Stora Enso Oyj, Sponsored ADR	2,592,245

	Total Paper & Forest Products	8,351,845

	Pharmaceuticals – 10.6%

175,000	GlaxoSmithKline PLC, Sponsored ADR	7,605,500
341,200	Pfizer Inc.	6,291,728
206,000	Sanofi-Aventis, Sponsored ADR	6,771,220

	Total Pharmaceuticals	20,668,448

	Road & Rail – 1.6%

46,000	Union Pacific Corporation	3,273,360

	Tobacco – 8.9%

165,900	Altria Group, Inc.	3,291,458
108,600	Lorillard Inc.	7,726,890
133,900	Philip Morris International	6,440,590

	Total Tobacco	17,458,938

	Total Common Stocks (cost $244,718,940)	232,924,726

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 12.7% (7.3% of Total Investments)

	Capital Markets – 1.1%

30,000	Deutsche Bank Capital Funding Trust V	8.050%	Aa3	$606,000
30,000	JP Morgan Chase & Company	8.625%	A1	749,700
1,000,000	JP Morgan Chase & Company	7.900%	A1	844,131

	Total Capital Markets			2,199,831

	Commercial Banks – 4.4%

25,000	Banco Santander Finance	6.800%	Aa3	425,000
75,000	Banco Santander Finance	6.500%	Aa3	1,239,750
50,000	Bank of America Corporation	8.200%	A+	1,137,500
33,100	Bank of America Corporation	6.204%	A	600,765
25,000	Barclays Bank PLC	8.125%	Aa3	427,500
50,000	Barclays Bank PLC	6.625%	Aa3	745,000
40,000	Credit Suisse	7.900%	Aa3	816,000
19,200	HSBC Holdings PLC	6.200%	A1	329,280
62,200	HSBC USA Inc.	6.500%	A	1,212,900
40,000	Royal Bank of Scotland Group PLC, Series M	6.400%	A1	370,400
40,000	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	386,000
20,000	Royal Bank of Scotland Group PLC	6.600%	A1	173,000
85,000	Wachovia Corporation	8.000%	A-	709,750

	Total Commercial Banks			8,572,845

	Diversified Financial Services – 1.2%

60,000	Citigroup Inc., Series M	8.125%	A	990,000
1,000,000	Citigroup Inc.	8.400%	A	681,910
25,000	ING Groep N.V.	7.200%	A1	343,750
12,200	ING Groep N.V.	7.050%	A	160,552
15,000	ING Groep N.V.	6.125%	A	180,000

	Total Diversified Financial Services			2,356,212

	Electric Utilities – 4.5%

38,900	Alabama Power Company, Series A	5.300%	BBB+	820,012
50,000	Alabama Power Company	5.625%	BBB+	1,132,815
8,600	Consolidated Edison Company of New York Inc.	5.000%	A3	747,340
40,000	Georgia Power Company	6.125%	A	1,000,000
5,000	Gulf Power Company	6.450%	BBB+	467,336
34,700	Interstate Power and Light Company	7.100%	Baa2	828,983
36,400	Mississippi Power Company	5.250%	A3	748,020
65,000	PPL Electric Utilities Corporation	6.250%	BBB	1,574,222
10,000	Southern California Edison Company, Series C	6.000%	Baa2	956,250
5,000	Southern California Edison Company	6.125%	Baa2	478,125

	Total Electric Utilities			8,753,103

	Insurance – 1.1%

31,900	Aegon N.V.	6.375%	A-	272,107
22,800	Arch Capital Group Limited	8.000%	BBB-	462,840
50,000	Endurance Specialty Holdings Limited	7.750%	BBB-	700,000
30,000	Prudential PLC	6.750%	A-	316,500
30,000	Prudential PLC	6.500%	A-	324,000

	Total Insurance			2,075,447

	U.S. Agency – 0.4%

25,000	Federal Home Loan Mortgage Corporation	5.570%	Ca	31,250
40,000	Federal Home Loan Mortgage Corporation	6.550%	Ca	51,400
25,000	Federal Home Loan Mortgage Corporation	6.420%	C	45,000
18,400	Federal Home Loan Mortgage Corporation	6.000%	Ca	44,160
20,000	Federal Home Loan Mortgage Corporation	5.700%	Ca	37,400
52,300	Federal Home Loan Mortgage Corporation	5.660%	Ca	44,131
21,200	Federal Home Loan Mortgage Corporation	5.000%	Ca	45,474
74,600	Federal Home Loan Mortgage Corporation	8.375%	C	121,598
47,000	Federal National Mortgage Association	8.250%	C	96,350
20,000	Federal National Mortgage Association	6.750%	Ca	36,000
15,000	Federal National Mortgage Association	5.500%	Ca	49,500
19,800	Federal National Mortgage Association	5.125%	Ca	69,300
100,000	Federal National Mortgage Association	8.250%	C	218,000

	Total U.S. Agency			889,563

	Total $25 Par (or similar) Preferred Securities (cost $48,285,370)			24,847,001

			Weighted
Principal			Average
Amount (000)		Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

		Variable Rate Senior Loan Interests – 40.4% (23.1% of Total Investments) (4)

		Aerospace & Defense – 1.3%

$777		Hexcel Corporation, Term Loan B	4.938%	3/01/12	BB+	$754,012
1,579		Vought Aircraft Industries, Inc., Term Loan	6.210%	12/22/11	Ba3	1,433,575
364		Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	4.953%	12/22/10	Ba3	330,227

2,720		Total Aerospace & Defense				2,517,814

		Building Products – 0.3%

776		Armstrong World Industries, Inc., Tranche B, Term Loan	4.943%	10/02/13	BBB-	717,893
2,000		Manitowoc Company, Inc., Delayed Draw Term Loan, (5), (6)	0.500%	8/30/14	BB+	(83,500)

2,776		Total Building Products				634,393

		Chemicals – 1.3%

878		Georgia Gulf Corporation, Term Loan	2.500%	10/03/13	Ba3	788,108
1,930		Rockwood Specialties Group, Inc., Term Loan E	4.299%	7/30/12	BB+	1,753,888

2,808		Total Chemicals				2,541,996

		Commercial Services & Supplies – 2.0%

675		Allied Waste North America, Inc., Letter of Credit	3.863%	3/28/14	BBB-	651,947
944		Allied Waste North America, Inc., Term Loan B	5.471%	3/28/14	BBB-	912,246
105		Aramark Corporation, Letter of Credit	4.801%	1/24/14	BB	91,622
1,658		Aramark Corporation, Term Loan	5.637%	1/24/14	BB	1,442,192
1,094		Berry Plastics Holding Corporation, Term Loan	4.798%	4/03/15	BB-	890,057

4,476		Total Commercial Services & Supplies				3,988,064

		Containers & Packaging – 1.3%

1,905		Graham Packaging Company, L.P., Term Loan	5.059%	10/07/11	B+	1,708,172
175		Smurfit-Stone Container Corporation, Deposit-Funded Commitment	4.713%	11/01/10	BB	160,978
196		Smurfit-Stone Container Corporation, Term Loan B	4.729%	11/01/11	BB	180,476
371		Smurfit-Stone Container Corporation, Term Loan C	4.741%	11/01/11	BB	341,322
116		Smurfit-Stone Container Corporation, Tranche C-1	4.500%	11/01/11	BB	107,125

2,763		Total Containers & Packaging				2,498,073

		Diversified Consumer Services – 1.0%

1,965		Weight Watchers International, Inc., Term Loan B	4.313%	1/26/14	BB+	1,870,025

		Diversified Telecommunication Services – 0.9%

1,960		MetroPCS Wireless, Inc., Term Loan	5.402%	11/03/13	BB-	1,754,900

		Electric Utilities – 2.2%

1,702		Dynegy Holdings, Inc., Delayed Term Loan	5.210%	4/02/13	Ba1	1,460,426
295		Dynegy Holdings, Inc., Term Loan	5.210%	4/02/13	Ba1	253,019
1,980		TXU Corporation, Term Loan B-2	6.228%	10/10/14	Ba3	1,680,525
992		TXU Corporation, Term Loan B-3	6.280%	10/10/14	Ba3	840,951

4,969		Total Electric Utilities				4,234,921

		Electrical Equipment – 0.7%

1,409		Sensus Metering Systems, Inc., Term Loan B-1	4.715%	12/17/10	BB	1,384,043

		Food Products – 1.0%

2,000		Wrigley Wm. Jr. Company, Term Loan B, WI/DD	TBD	TBD	N/R	1,965,893

		Health Care Equipment & Supplies – 1.9%

260		Bausch & Lomb, Delayed Term Loan, (5)	4.707%	4/24/15	BB-	230,277
1,719		Bausch & Lomb, Term Loan	7.012%	4/24/15	BB-	1,599,821
1,990		Biomet, Inc., Term Loan	6.762%	3/24/15	BB-	1,838,228

3,969		Total Health Care Equipment & Supplies				3,668,326

		Health Care Providers & Services – 3.7%

96		Community Health Systems, Inc., Delayed Draw, Term Loan, (5), (6)	1.000%	7/25/14	BB	(11,492)
1,872		Community Health Systems, Inc., Term Loan	5.277%	7/25/14	BB	1,647,598
1,317		Davita, Inc., Term Loan B-1	4.880%	10/05/12	BB+	1,192,845
1,965		HCA, Inc., Term Loan	6.012%	11/18/13	BB	1,727,972
463		IASIS Healthcare LLC, Delayed Term Loan	5.704%	3/14/14	Ba2	415,634
124		IASIS Healthcare LLC, Letter of Credit	3.604%	3/14/14	Ba2	111,113
1,337		IASIS Healthcare LLC, Term Loan	5.704%	3/14/14	Ba2	1,201,178
–	(9)	LifePoint Hospitals, Inc., Term Loan B	4.435%	4/18/12	Ba1	2
975		Quintiles Transnational Corporation, Term Loan B	5.770%	3/29/13	BB	866,531

8,149		Total Health Care Providers & Services				7,151,381

		Hotels, Restaurants & Leisure – 3.5%

1,950		24 Hour Fitness Worldwide, Inc., Term Loan B	5.677%	6/08/12	Ba3	1,716,000
767		CBRL Group, Inc., Term Loan B-1	4.300%	4/28/13	BB-	673,110
92		CBRL Group, Inc., Term Loan B-2	4.300%	4/28/13	BB-	80,927
1,940		Penn National Gaming, Inc., Term Loan B	4.484%	10/03/12	BB+	1,753,760
89		Travelport LLC, Letter of Credit	6.012%	8/23/13	BB-	71,898
445		Travelport LLC, Term Loan	6.012%	8/23/13	BB-	358,325
599		Venetian Casino Resort LLC, Delayed Term Loan	5.520%	5/23/14	BB-	455,608
2,370		Venetian Casino Resort LLC, Term Loan	5.520%	5/23/14	BB-	1,804,162

8,252		Total Hotels, Restaurants & Leisure				6,913,790

		Household Products – 0.6%

1,184		Solo Cup Company, Term Loan	6.466%	2/27/11	B	1,117,764

		Independent Power Producers & Energy Traders – 0.6%

469		NRG Energy, Inc., Credit-Linked Deposit	2.701%	2/01/13	Ba1	414,014
954		NRG Energy, Inc., Term Loan	5.262%	2/01/13	Ba1	842,710

1,423		Independent Power Producers & Energy Traders				1,256,724

		Insurance – 0.4%

1,159		Conseco, Inc., Term Loan	5.709%	10/10/13	B+	872,349

		IT Services – 1.8%

1,980		First Data Corporation, Term Loan B-1	5.963%	9/24/14	BB-	1,697,025
2,022		SunGard Data Systems, Inc., Term Loan B	4.553%	2/28/14	BB	1,764,563

4,002		Total IT Services				3,461,588

		Life Sciences Tools & Services – 1.0%

2,000		Invitrogen Corporation, Term Loan, WI/DD	TBD	TBD	BBB-	1,957,084

		Media – 7.7%

1,975		CanWest Mediaworks LP, Term Loan	4.810%	7/10/15	Ba2	1,723,188
1,970		Cequel Communications LLC, Term Loan B	4.792%	11/05/13	BB-	1,718,826
2,184		Charter Communications Operating Holdings LLC, Term Loan	4.800%	3/06/14	B+	1,744,071
1,950		CSC Holdings, Inc., Term Loan	4.569%	3/29/13	BBB-	1,727,142
1,965		Idearc, Inc., Term Loan	5.767%	11/17/14	BB	1,161,315
970		Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	7.012%	4/08/12	Ba3	692,652
1,960		Neilsen Finance LLC, Term Loan	4.803%	8/09/13	Ba3	1,701,293
1,975		Tribune Company, Term Loan B	5.786%	6/04/14	B	1,051,688
341		Tribune Company, Term Loan X	5.541%	6/04/09	B	315,733
2,000		Univision Communications, Inc., Term Loan	5.121%	9/29/14	B1	1,297,000
2,134		WMG Acquisition Corporation, Term Loan	5.073%	2/28/11	BB	1,934,114

19,424		Total Media				15,067,022

		Metals & Mining – 1.1%

1,015		Amsted Industries, Inc., Delayed Term Loan	5.035%	4/08/13	BB	934,037
1,398		Amsted Industries, Inc., Term Loan	4.842%	4/08/13	BB	1,285,710

2,413		Total Metals & Mining				2,219,747

		Paper & Forest Products – 0.8%

1,861		Georgia-Pacific Corporation, Term Loan B	4.694%	12/21/12	BB+	1,648,890

		Pharmaceuticals – 2.0%

2,167		Mylan Laboratories, Inc., Term Loan	7.037%	10/02/14	BB	2,020,689
1,970		Royalty Pharma Finance Trust, Term Loan	6.012%	4/16/13	Baa2	1,873,962

4,137		Total Pharmaceuticals				3,894,651

		Real Estate Management & Development – 0.4%

1,320		LNR Property Corporation, Term Loan B	6.040%	7/12/11	BB	866,800

		Road & Rail – 0.6%

1,767		Swift Transportation Company, Inc., Term Loan	6.063%	5/10/14	B+	1,153,256

		Specialty Retail – 0.7%

1,500		TRU 2005 RE Holding Co., LLC, Term Loan	5.486%	12/08/08	B3	1,317,000

		Textiles, Apparel & Luxury Goods – 0.7%

1,395		HBI Branded Apparel Limited, Inc., Term Loan	4.709%	9/05/13	BB+	1,275,227

		Trading Companies & Distributors – 0.9%

912		Ashtead Group Public Limited Company, Term Loan	4.563%	8/31/11	Ba2	852,720
196		Brenntag Holdings GMBH & Co. KG, Acquisition Facility	5.071%	1/20/14	B+	165,927
804		Brenntag Holdings GMBH & Co. KG, Facility B2	5.071%	1/20/14	B+	679,071

1,912		Total Trading Companies & Distributors				1,697,718

$93,713		Total Variable Rate Senior Loan Interests (cost $91,246,094)				78,929,439

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 2.3% (1.3% of Total Investments)

$4,499	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/08, repurchase price $4,499,328, collateralized by $4,515,000 U.S. Treasury Notes, 4.750%, due 2/28/09, value $4,594,013	0.100%	10/01/08	$4,499,315

	Total Short-Term Investments (cost $4,499,315)			4,499,315

	Total Investments (cost $388,749,719) – 174.6%			341,200,481

	Borrowings – (48.9)% (7), (8)			(95,500,000)

	Other Assets Less Liabilities – (2.7)%			(5,323,362)

	FundPreferred Shares, at Liquidation Value – (23.0)% (7)			(45,000,000)

	Net Assets Applicable to Common Shares – 100%			$195,377,119

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at September 30, 2008. At September 30, 2008, the Fund had unfunded Senior Loan Commitments of $2,269,291.

(6)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at September 30, 2008.

(7)	Borrowings and FundPreferred Shares, at Liquidation Value as a percentage of Total Investments are 28.0% and 13.2%, respectively.

(8)	The Fund may pledge up to 100% of its eligible securities in the Portfolio of Investment as collateral for Borrowings.

(9)	Principal Amount (000) rounds to less than $1,000.

N/R	Not rated.

ADR	American Depositary Receipt.

WI/DD	Purchased on a when-issued or delayed delivery basis.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
     Level 1 – Quoted prices in active markets for identical securities.
     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ 246,088,306	$ 95,112,175	$ —	$ 341,200,481

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments was $394,542,359.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$39,756,990
Depreciation	(93,098,868)

Net unrealized appreciation (depreciation) of investments	$(53,341,878)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.